Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash	$ 194,590	$ 60,790	$ 5,377
Impairment of long-lived assets	0	0
Sales returns	$ 0	0
Value added tax rate	17.00%
Penalties or interest	$ 0	0
Revenues	1,624,086	1,219,650
Accounts receivable	264,749	$ 329,891
Revenue Benchmark [Member]
Concentration		10.00%
Revenue Benchmark [Member] | Three Customer
Revenues	$ 602,969
Concentration	39.00%
Accounts receivable	$ 151,389
Purchases [Member] | Two Vendor
Concentration	86.00%